Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Accrued expenses			$ 2,228	$ 2,859
Net deferred tax assets	1,927		2,228	2,859
Deferred tax liabilities:
Property, plant and equipment			(3,459)	(7,840)
Intangibles			(823)	(577)
Net deferred tax liabilities			(4,282)	(8,417)
Net deferred taxes			(2,054)	(5,558)
Current tax expense
Federal			19,429	12,216	21,048
State			3,513	2,303	4,341
Total current			22,942	14,519	25,389
Deferred tax (benefit) expense
Federal			(7,624)	64	(6,780)
State			1,978	(152)	266
Total deferred	(898)	128	(5,646)	(88)	(6,514)
Total provision	1,594	2,316	17,296	14,431	18,875
Percent of pretax income
U.S. federal statutory income tax rate (as a percent)			35.00%	35.00%	35.00%
State and local income taxes (as a percent)			10.40%	3.00%	6.60%
Nondeductible transaction costs (as a percent)			7.50%	0.00%	0.00%
REIT conversion benefit (as a percent)			(5.30%)	0.00%	0.00%
Other permanent differences (as a percent)			(0.80%)	0.10%	0.20%
Other miscellaneous items (as a percent)			(0.20%)	0.50%	(0.40%)
Actual effective income tax rate (as a percent)			46.60%	38.60%	41.40%
Amount based upon pretax income
U.S. federal statutory income tax			12,994	13,073	15,945
State and local income taxes			3,840	1,126	3,016
Nondeductible transaction costs			2,793
REIT conversion benefit			(1,959)
Permanent differences			(268)	30	72
Other miscellaneous items			(104)	202	(158)
Total provision	$ 1,594	$ 2,316	$ 17,296	$ 14,431	$ 18,875